UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21954
                                                     ---------

                          Oppenheimer Baring Japan Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                         Date of fiscal year end: May 31
                                                  ------

                      Date of reporting period: 02/29/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Baring Japan Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

                                                                   Shares                    Value
                                                                  -------              -----------------
COMMON STOCKS -- 95.6%

CONSUMER DISCRETIONARY -- 17.6%
AUTO COMPONENTS -- 3.5%
NOK Corp.                                                          19,700              $         409,594
                                                                  -------              -----------------
AUTOMOBILES -- 5.0%
Isuzu Motors Ltd.                                                 126,000                        574,142
                                                                  -------              -----------------
HOUSEHOLD DURABLES -- 4.9%
Matsushita Electric Industrial Co.                                 27,000                        567,412
                                                                  -------              -----------------
MULTILINE RETAIL -- 2.5%
Marui Group Co. Ltd.                                               28,200                        287,964
                                                                  -------              -----------------
SPECIALTY RETAIL -- 1.7%
Bic Camera, Inc.                                                      262                        195,523
                                                                  -------              -----------------
CONSUMER STAPLES -- 1.3%

BEVERAGES -- 0.2%
Oenon Holdings, Inc.                                               13,000                         24,372
                                                                  -------              -----------------
HOUSEHOLD PRODUCTS -- 1.1%
UNI-CHARM Corp.                                                     1,700                        124,279
                                                                  -------              -----------------
FINANCIALS -- 19.9%

CAPITAL MARKETS -- 4.0%
Nomura Securities Co. Ltd.                                         29,800                        466,788
                                                                  -------              -----------------
COMMERCIAL BANKS -- 10.5%
Mitsubishi UFJ Financial Group, Inc.                               42,400                        372,904
                                                                  -------              -----------------
Mizuho Financial Group, Inc.                                           45                        186,928
                                                                  -------              -----------------
Sumitomo Mitsui Financial Group, Inc.                                  92                        661,884
                                                                                       -----------------
                                                                                               1,221,716
                                                                                       -----------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 5.4%
Mitsui Fudosan Co. Ltd.                                            26,000                        526,046
                                                                  -------              -----------------
Sun Frontier Fudousan Co. Ltd.                                        142                         97,834
                                                                                       -----------------
                                                                                                 623,880
                                                                                       -----------------
HEALTH CARE -- 1.1%

HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
Mani, Inc.                                                          2,000                        128,983
                                                                  -------              -----------------
INDUSTRIALS -- 29.1%

AIR FREIGHT & LOGISTICS -- 1.9%
Yusen Air & Sea Service Co. Ltd.                                   15,400                        224,448
                                                                  -------              -----------------
BUILDING PRODUCTS -- 2.7%
Daikin Industries Ltd.                                              7,000                        313,186
                                                                  -------              -----------------
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
Prestige International, Inc.                                           72                        103,380
                                                                  -------              -----------------
CONSTRUCTION & ENGINEERING -- 2.8%
Shimizu Corp.                                                      68,000                        322,852
                                                                  -------              -----------------
MACHINERY -- 7.8%
Hosokawa Micron Corp.                                              13,000                         89,879
                                                                  -------              -----------------
Komatsu Ltd.                                                       19,900                        505,673
                                                                  -------              -----------------
Nachi-Fujikoshi Corp.                                              86,000                        302,131
                                                                                       -----------------
                                                                                                 897,683
                                                                                       -----------------
ROAD & RAIL -- 3.1%
Tokyu Corp.                                                        62,000                        358,800
                                                                  -------              -----------------
TRADING COMPANIES & DISTRIBUTORS -- 9.9%
Mitsubishi Corp.                                                   15,000                        457,182
                                                                  -------              -----------------

                        1 | Oppenheimer Baring Japan Fund

Oppenheimer Baring Japan Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008/ UNAUDITED

                                                                   Shares                    Value
                                                                  -------              -----------------
TRADING COMPANIES & DISTRIBUTORS CONTINUED
Mitsui & Co. Ltd.                                                  32,000              $         693,970
                                                                                       -----------------
                                                                                               1,151,152
                                                                                       -----------------
INFORMATION TECHNOLOGY -- 10.5%

COMPUTERS & PERIPHERALS -- 2.7%
Toshiba Corp.                                                      42,000                        315,330
                                                                  -------              -----------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.3%
Ferrotec Corp.                                                     14,900                        146,028
                                                                  -------              -----------------
IT SERVICES -- 0.9%
Nomura Research Institute Ltd.                                      3,700                        104,932
                                                                  -------              -----------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.6%
Elpida Memory, Inc. (1)                                            10,500                        349,181
                                                                  -------              -----------------
ULVAC, Inc.                                                         7,151                        303,513
                                                                                       -----------------
                                                                                                 652,694
                                                                                       -----------------
MATERIALS -- 13.7%

CHEMICALS -- 6.2%
Nitto Denko Corp.                                                   4,400                        213,491
                                                                  -------              -----------------
Shin-Etsu Chemical Co.                                              9,300                        502,606
                                                                                       -----------------
                                                                                                 716,097
                                                                                       -----------------
CONSTRUCTION MATERIALS -- 1.2%
Sumitomo Osaka Cement Co. Ltd.                                     69,000                        139,683
                                                                  -------              -----------------
METALS & MINING -- 6.3%
Nippon Steel Corp.                                                 87,000                        457,077
                                                                  -------              -----------------
Osaka Titanium Technologies Co. Ltd.                                4,200                        277,444
                                                                                       -----------------
                                                                                                 734,521
                                                                                       -----------------
TELECOMMUNICATION SERVICES -- 2.4%

WIRELESS TELECOMMUNICATION SERVICES -- 2.4%
NTT DoCoMo, Inc.                                                      191                        279,292
                                                                  -------              -----------------

Total Investments, at Value (Cost $12,250,684)                       95.6%                    11,084,731
                                                                  -------              -----------------
Other Assets Net of Liabilities                                       4.4                        510,477
                                                                  -------              -----------------
Net Assets                                                          100.0%             $      11,595,208
                                                                  =======              =================

Footnote to Statement of Investments

1. Non-income producing security.


NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity

                        2 | Oppenheimer Baring Japan Fund

Oppenheimer Baring Japan Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 29, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $       12,391,971
Federal tax cost of other investments                     52,292
                                              ------------------
Total federal tax cost                        $       12,444,263
                                              ==================
Gross unrealized appreciation                 $          375,571
Gross unrealized depreciation                         (1,681,980)
                                              ------------------
Net unrealized depreciation                   $       (1,306,409)
                                              ==================

                        3 | Oppenheimer Baring Japan Fund



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/29/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Baring Japan Fund

By:     /s/ John V. Murphy
        ---------------------------
        John V. Murphy
        Principal Executive Officer

Date:   04/16/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John V. Murphy
        ---------------------------
        John V. Murphy
        Principal Executive Officer
Date:   04/16/2008

By:     /s/ Brian W. Wixted
        ---------------------------
        Brian W. Wixted
        Principal Financial Officer
Date:   04/16/2008